Employee Benefits - Plan Asset Fair Value Measurements (Details) - Level 1 - ICON Development Solutions Limited pension plan - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 27,320	$ 26,050
Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,312	22,887
Diversified Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6,008	$ 3,163